Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities as of December 31, 2019 and 2018 consist of the following:

	2019	2018
Accrued salaries and social welfare	$663,929	$337,599
Accrued expenses	572,932	388,572
Reimbursed employee's expense	27,460	50,228
Deposits from customers	253,014	198,907
Others	13,138	1,813
Total accrued expenses and other current liabilities	$1,530,473	$977,119